Property, plant and equipment - Narrative (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 12,200,000	$ 12,900,000
Interest expense capitalized on qualifying assets	$ 0	$ 0